Earnings (Loss) Per Unit (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Aug. 28, 2025	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class A units outstanding	1	1
Cash
Proceeds from merger	95,381
Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Cash	$ 13,241	$ 9,747			$ 335
Common Class A [Member] | Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class A units outstanding	8,500	8,500		8,500	8,500
Common Class B [Member] | Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Restricted units		506
Common Class B [Member] | Boost Run Holdings LLC [Member] | Minimum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price		$ 1,000
Common Class B [Member] | Boost Run Holdings LLC [Member] | Maximum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price		$ 4,418
Common Class C [Member] | Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Class A units outstanding	128	128	128
Restricted units		128
Share price		$ 6,394